Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	9,950,000
Proposed Maximum Offering Price per Unit	4.34
Maximum Aggregate Offering Price	$ 43,183,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,963.57
Offering Note	Note 1.a: In accordance with Rule 416(a) under the Securities Act of 1933, as amended (Securities Act), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued pursuant to the Fourth Amended and Restated Virgin Galactic Holdings, Inc. 2019 Incentive Award Plan (the 2019 Plan) to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2019 Plan described herein. Note 1.b: Represents (i) 9,450,000 shares of common stock available for future issuance pursuant to awards that may be granted under the 2019 Plan and (ii) an additional 500,000 shares of common stock that would have been issuable upon the vesting of restricted stock unit awards and performance stock unit awards granted under the 2019 Plan, but that were canceled or forfeited prior to vesting, and as such again became available for issuance under the 2019 Plan pursuant to its terms. Note 1.c: Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrants common stock as reported on the New York Stock Exchange on June 8, 2026, which date is within five business days prior to filing this registration statement.